Critical Accounting Estimates and Judgments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Critical accounting estimates and judgments [line items]
Impairment losses on goodwill	¥ 0	¥ 42,398	¥ 0
Provision	227,784	224,274
Net assets of retirement benefits	508,496	480,053
Deferred tax assets	58,981	28,958
Net total of deferred tax liabilities	200,299	370,577
Allowance for loan losses	993,054	849,287
Impairment losses on other intangible assets	55,816	448	28,689
Impairment losses on property, plant and equipment	43,708	10,959	79,947
Provision for interest repayment [member]
Critical accounting estimates and judgments [line items]
Provision	¥ 135,123	¥ 141,201	¥ 143,429
Interest Rate Restriction Act [member] | Minimum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	15.00%
Interest Rate Restriction Act [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	20.00%
Act regulating the receipt of contributions, receipt of deposits and interest rates [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	29.20%